Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expense for intangible assets	¥ 6,620	$ 969	¥ 2,647	¥ 1,573
Estimated amortization expenses for next twelve months	10,722
Estimated amortization expenses for year two	10,722
Estimated amortization expenses for year three	10,722
Estimated amortization expenses for year four	8,472
Estimated amortization expenses for year five	¥ 6,222